UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., SHORT-TERM FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING MARCH 31, 2004



[LOGO OF USAA]
   USAA(R)

                     USAA SHORT-TERM Fund

                               [GRAPHIC OF SHORT-TERM FUND]

                     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2004                                USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------
MESSAGE FROM THE PRESIDENT                                                     2

INVESTMENT OVERVIEW & Managers' Commentary                                     5

FINANCIAL INFORMATION

    Distributions to Shareholders                                             17

    Independent Auditor's Report                                              18

    Portfolio of Investments                                                  19

    Notes to Portfolio of Investments                                         35

    Financial Statements                                                      36

    Notes to Financial Statements                                             39

DIRECTORS' AND OFFICERS' INFORMATION                                          48

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                            USAA'S FIXED-INCOME FUNDS RECEIVED
[PHOTO OF CHRISTOPHER W. CLAUS]          LIPPER'S FUND AWARD FOR BEST BOND GROUP
                                                       IN AMERICA.

                                                            "
--------------------------------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]

USAA BOND FUNDS NAMED BEST BOND GROUP 2004.

I'm proud to inform you that USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall 3-, 5-, and 10-year period ending December 31, 2003. The award was given by Lipper, a leading global provider of mutual fund information and analysis, in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

Our team of managers, analysts, and traders has consistently delivered "best-in-class" performance by concentrating on risk management and having a disciplined approach to the interest-rate environment and income accumulation. And our funds have some of the most competitive fees in the industry.

Our attention is focused on the improving U.S. economy. During the last several weeks, we have seen an increase in job creation and hints of inflation, suggesting the Federal Reserve Board (the Fed) may start to consider raising short-term interest rates. Although many Fed watchers believe that rate increases will begin after this year's presidential election, some investors have begun to speculate that Fed tightening will start earlier than expected.

Whatever the timing, we believe short-term interest rates are headed upward, and have positioned our bond portfolios accordingly. Our strategy is twofold. We continue to work hard at generating high current income, which is critical to long-term total return. Simultaneously, we look to limit potential share volatility. Once short-term interest rates start to rise, money market yields will increase while bond prices - and share prices - will fall. To manage the impact of a rate increase on

 . . . C O N T I N U E D
========================--------------------------------------------------------

the share price of a bond fund, we seek advantageous points along the yield curve that will allow us to balance income with the potential for share price volatility.

Over the last decade, USAA's fixed-income team has demonstrated its ability to read the bond market and manage the interest-rate cycle while providing excellent risk-adjusted rates of return. As the Lipper award indicates, we have consistently provided our shareholders with some of the best returns in the business; we remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

We will continue to work hard to provide you with compelling reasons to invest at USAA - including our market-tested portfolio management team, best-in-class performance, outstanding service, and no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees.

For all of us at USAA, thank you for your continuing faith and trust in us.

Sincerely,

/s/ Christopher W. Claus

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE
FUND.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

-----------------------------------------------------------------------------------------
                                                           3/31/04          3/31/03
-----------------------------------------------------------------------------------------
Net Assets                                            $1,358.6 Million   $1,254.3 Million
Net Asset Value Per Share                                  $10.88            $10.87
Tax-Exempt Dividends Per Share Last 12 Months              $0.283            $0.352
Capital Gain Distributions Per Share Last 12 Months           -                 -

-----------------------------------------------------------------------------------------
                                                           3/31/04          3/31/03
-----------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                2.2 Years        2.0 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
                       30-DAY SEC YIELD* AS OF 3/31/04
--------------------------------------------------------------------------------

30-DAY SEC YIELD                                                     1.45%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2004

-----------------------------------------------------------------------------------
                  TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
-----------------------------------------------------------------------------------
10 YEARS              4.66%         =           4.28%           +          0.38%
5 YEARS               4.15%         =           3.85%           +          0.30%
1 YEAR                2.73%         =           2.64%           +          0.09%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2004

        TOTAL RETURN
-------------------------------
   [CHART OF TOTAL RETURN]

3/31/1995                 4.51%
3/31/1996                 5.83%
3/31/1997                 4.70%
3/31/1998                 6.35%
3/31/1999                 4.46%
3/31/2000                 2.05%
3/31/2001                 6.99%
3/31/2002                 3.60%
3/31/2003                 5.44%
3/31/2004                 2.73%

        [END CHART]

        DIVIDEND RETURN
-------------------------------
   [CHART OF DIVIDEND RETURN]

3/31/1995                 4.61%
3/31/1996                 4.87%
3/31/1997                 4.70%
3/31/1998                 4.74%
3/31/1999                 4.65%
3/31/2000                 4.48%
3/31/2001                 4.79%
3/31/2002                 3.97%
3/31/2003                 3.37%
3/31/2004                 2.64%

           [END CHART]

      CHANGE IN SHARE PRICE
--------------------------------
[CHART OF CHANGE IN SHARE PRICE]

03/31/1995                -0.10%
03/31/1996                 0.96%
03/31/1997                 0.00%
03/31/1998                 1.61%
03/31/1999                -0.19%
03/31/2000                -2.43%
03/31/2001                 2.20%
03/31/2002                -0.37%
03/31/2003                 2.07%
03/31/2004                 0.09%

           [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS
                 AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

[CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                   USAA              LIPPER SHORT MUNICIPAL
               SHORT-TERM FUND         DEBT FUNDS AVERAGE
               ---------------       ----------------------
3/31/1995           4.51%                    4.02%
3/31/1996           4.73                     4.12
3/31/1997           4.06                     4.18
3/31/1998           4.55                     4.03
3/31/1999           4.57                     3.78
3/31/2000           4.52                     3.81
3/31/2001           4.54                     4.01
3/31/2002           3.94                     3.45
3/31/2003           3.24                     2.52
3/31/2004           2.61                     1.99

              [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/95 TO 3/31/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                   USAA
                LEHMAN BROTHERS MUNICIPAL       SHORT-TERM      LIPPER SHORT MUNICIPAL
                       BOND INDEX                  FUND            DEBT FUNDS AVERAGE
                -------------------------       ----------      ----------------------
03/31/94               $10000.00                $10,000.00             $10000.00
04/30/94                10084.92                 10,034.29              10022.80
05/31/94                10172.20                 10,072.00              10061.08
06/30/94                10109.98                 10,089.11              10067.91
07/31/94                10295.44                 10,151.92              10131.86
08/31/94                10331.12                 10,191.44              10161.19
09/30/94                10179.57                 10,180.78              10146.21
10/31/94                 9998.82                 10,160.23              10125.30
11/30/94                 9817.78                 10,130.76              10078.28
12/31/94                10033.91                 10,189.40              10116.69
01/31/95                10320.80                 10,289.89              10194.23
02/28/95                10620.96                 10,390.09              10298.36
03/31/95                10743.03                 10,451.10              10362.69
04/30/95                10755.71                 10,479.71              10393.88
05/31/95                11098.92                 10,614.62              10509.17
06/30/95                11001.92                 10,616.25              10548.95
07/31/95                11106.00                 10,698.50              10610.14
08/31/95                11246.94                 10,781.80              10664.52
09/30/95                11318.00                 10,833.72              10690.71
10/31/95                11482.53                 10,899.00              10740.87
11/30/95                11673.30                 10,973.70              10806.86
12/31/95                11785.35                 11,015.58              10849.55
01/31/96                11874.39                 11,072.18              10920.47
02/29/96                11794.19                 11,073.13              10935.65
03/31/96                11643.52                 11,060.33              10912.36
04/30/96                11610.50                 11,084.64              10924.35
05/31/96                11606.08                 11,106.74              10946.99
06/30/96                11732.57                 11,167.44              10985.33
07/31/96                11838.72                 11,222.58              11033.91
08/31/96                11836.06                 11,256.24              11059.56
09/30/96                12001.48                 11,321.85              11117.31
10/31/96                12137.11                 11,396.48              11179.40
11/30/96                12359.43                 11,480.91              11252.94
12/31/96                12307.24                 11,504.19              11269.09
01/31/97                12330.53                 11,536.70              11305.53
02/28/97                12443.76                 11,601.69              11357.46
03/31/97                12277.75                 11,579.96              11322.65
04/30/97                12380.66                 11,635.74              11362.38
05/31/97                12567.01                 11,713.05              11431.95
06/30/97                12700.87                 11,782.28              11492.74
07/31/97                13052.63                 11,916.09              11594.06
08/31/97                12930.27                 11,913.65              11590.22
09/30/97                13083.59                 11,995.45              11656.67
10/31/97                13167.92                 12,040.99              11699.30
11/30/97                13245.47                 12,094.92              11735.39
12/31/97                13438.60                 12,177.84              11804.13
01/31/98                13577.18                 12,244.83              11866.26
02/28/98                13581.31                 12,278.73              11896.70
03/31/98                13593.40                 12,314.98              11922.60
04/30/98                13532.07                 12,293.64              11915.84
05/31/98                13746.13                 12,395.70              11995.58
06/30/98                13800.38                 12,446.29              12039.48
07/31/98                13834.88                 12,481.97              12074.59
08/31/98                14048.65                 12,587.32              12167.25
09/30/98                14223.79                 12,670.00              12236.66
10/31/98                14223.50                 12,705.12              12278.93
11/30/98                14273.33                 12,731.76              12300.77
12/31/98                14309.30                 12,780.96              12346.71
01/31/99                14479.43                 12,837.66              12418.10
02/28/99                14416.34                 12,847.98              12426.56
03/31/99                14436.09                 12,863.63              12445.82
04/30/99                14472.06                 12,911.67              12479.55
05/31/99                14388.32                 12,907.55              12483.34
06/30/99                14181.34                 12,850.98              12432.10
07/31/99                14232.94                 12,896.44              12471.69
08/31/99                14118.83                 12,895.74              12474.68
09/30/99                14124.72                 12,931.01              12507.10
10/31/99                13971.70                 12,926.57              12512.49
11/30/99                14120.30                 12,990.52              12552.93
12/31/99                14015.04                 12,990.89              12556.31
01/31/00                13954.00                 12,979.23              12554.11
02/29/00                14116.17                 13,040.00              12602.22
03/31/00                14424.59                 13,126.87              12664.76
04/30/00                14339.38                 13,136.51              12676.28
05/31/00                14264.78                 13,156.36              12691.61
06/30/00                14642.78                 13,296.97              12798.79
07/31/00                14846.53                 13,398.98              12882.25
08/31/00                15075.34                 13,489.50              12957.85
09/30/00                14996.91                 13,514.45              12983.15
10/31/00                15160.55                 13,582.22              13038.48
11/30/00                15275.25                 13,634.71              13078.10
12/31/00                15652.66                 13,774.39              13195.34
01/31/01                15807.76                 13,918.03              13326.12
02/28/01                15857.88                 13,968.91              13369.54
03/31/01                16000.00                 14,043.87              13442.00
04/30/01                15826.63                 14,018.66              13444.48
05/31/01                15997.05                 14,122.63              13540.03
06/30/01                16104.08                 14,198.37              13594.46
07/31/01                16342.62                 14,303.18              13676.83
08/31/01                16611.82                 14,416.87              13777.38
09/30/01                16556.10                 14,445.74              13817.24
10/31/01                16753.35                 14,521.02              13876.99
11/30/01                16612.12                 14,487.24              13850.79
12/31/01                16454.96                 14,476.46              13861.29
01/31/02                16740.38                 14,573.87              13947.13
02/28/02                16942.06                 14,671.61              14022.27
03/31/02                16610.05                 14,550.85              13909.40
04/30/02                16934.69                 14,702.73              14034.72
05/31/02                17037.59                 14,749.09              14088.30
06/30/02                17217.75                 14,843.16              14171.40
07/31/02                17439.18                 14,939.82              14248.37
08/31/02                17648.83                 15,025.18              14311.37
09/30/02                18035.38                 15,133.13              14375.82
10/31/02                17736.40                 15,036.02              14305.68
11/30/02                17662.69                 15,064.34              14333.41
12/31/02                18035.38                 15,201.03              14458.09
01/31/03                17989.68                 15,226.49              14483.63
02/28/03                18241.19                 15,333.85              14558.68
03/31/03                18252.10                 15,342.10              14545.92
04/30/03                18372.70                 15,379.64              14582.06
05/31/03                18802.89                 15,503.14              14668.01
06/30/03                18722.98                 15,508.92              14669.29
07/31/03                18067.82                 15,372.01              14583.48
08/31/03                18202.56                 15,421.17              14622.45
09/30/03                18737.73                 15,582.02              14739.12
10/31/03                18643.37                 15,573.69              14719.30
11/30/03                18837.68                 15,618.52              14741.33
12/31/03                18993.66                 15,652.51              14760.44
01/31/04                19102.46                 15,699.56              14794.69
02/29/04                19389.95                 15,802.29              14869.82
03/31/04                19322.42                 15,761.34              14846.75

                                  [END CHART]

                    DATA FROM 3/31/94 THROUGH 3/31/04.

                 The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the following benchmarks:

                      o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                      o The Lipper Short Municipal Debt Funds Average, an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         LIPPER INDEX COMPARISON

        [CHART OF LIPPER INDEX COMPARISON]

                       USAA
                    SHORT-TERM   LIPPER SHORT MUNICIPAL
                       FUND         DEBT FUNDS INDEX
                    ----------   ----------------------
12/30/94           $10,000.00          $10,000.00
01/31/95            10,098.63           10,077.00
02/28/95            10,196.96           10,165.00
03/31/95            10,256.84           10,226.00
04/30/95            10,284.91           10,249.00
05/31/95            10,417.32           10,348.00
06/30/95            10,418.92           10,383.00
07/31/95            10,499.64           10,445.00
08/31/95            10,581.39           10,495.00
09/30/95            10,632.35           10,513.00
10/31/95            10,696.41           10,569.00
11/30/95            10,769.72           10,630.00
12/31/95            10,810.83           10,674.00
01/31/96            10,866.37           10,742.00
02/29/96            10,867.30           10,756.00
03/31/96            10,854.75           10,720.01
04/30/96            10,878.60           10,730.77
05/31/96            10,900.29           10,754.40
06/30/96            10,959.86           10,794.66
07/31/96            11,013.98           10,849.06
08/31/96            11,047.01           10,870.92
09/30/96            11,111.41           10,923.38
10/31/96            11,184.65           10,986.01
11/30/96            11,267.51           11,054.68
12/31/96            11,290.36           11,072.04
01/31/97            11,322.26           11,114.12
02/28/97            11,386.04           11,161.51
03/31/97            11,364.72           11,141.65
04/30/97            11,419.46           11,180.08
05/31/97            11,495.34           11,246.79
06/30/97            11,563.28           11,306.75
07/31/97            11,694.60           11,394.83
08/31/97            11,692.20           11,397.04
09/30/97            11,772.48           11,460.41
10/31/97            11,817.17           11,502.86
11/30/97            11,870.10           11,539.21
12/31/97            11,951.48           11,605.68
01/31/98            12,017.23           11,666.28
02/28/98            12,050.50           11,697.79
03/31/98            12,086.07           11,727.56
04/30/98            12,065.13           11,729.40
05/31/98            12,165.29           11,799.63
06/30/98            12,214.94           11,841.28
07/31/98            12,249.96           11,881.85
08/31/98            12,353.35           11,963.56
09/30/98            12,434.49           12,022.00
10/31/98            12,468.96           12,066.66
11/30/98            12,495.11           12,092.91
12/31/98            12,543.39           12,137.11
01/31/99            12,599.04           12,201.30
02/28/99            12,609.16           12,216.96
03/31/99            12,624.52           12,240.52
04/30/99            12,671.68           12,274.15
05/31/99            12,667.63           12,280.78
06/30/99            12,612.11           12,248.99
07/31/99            12,656.73           12,291.95
08/31/99            12,656.04           12,299.72
09/30/99            12,690.65           12,332.77
10/31/99            12,686.30           12,340.93
11/30/99            12,749.05           12,383.81
12/31/99            12,749.41           12,388.79
01/31/00            12,737.98           12,397.09
02/29/00            12,797.62           12,439.54
03/31/00            12,882.87           12,498.78
04/30/00            12,892.33           12,515.78
05/31/00            12,911.82           12,536.65
06/30/00            13,049.81           12,630.90
07/31/00            13,149.92           12,705.91
08/31/00            13,238.76           12,776.00
09/30/00            13,263.25           12,805.60
10/31/00            13,329.76           12,861.56
11/30/00            13,381.27           12,905.86
12/31/00            13,518.36           13,000.76
01/31/01            13,659.32           13,112.27
02/28/01            13,709.26           13,156.24
03/31/01            13,782.82           13,222.31
04/30/01            13,758.08           13,233.50
05/31/01            13,860.12           13,320.09
06/30/01            13,934.46           13,372.49
07/31/01            14,037.32           13,446.18
08/31/01            14,148.89           13,533.30
09/30/01            14,177.22           13,564.83
10/31/01            14,251.11           13,625.92
11/30/01            14,217.96           13,613.35
12/31/01            14,207.38           13,623.40
01/31/02            14,302.97           13,700.32
02/28/02            14,398.90           13,768.00
03/31/02            14,280.39           13,690.42
04/30/02            14,429.44           13,791.31
05/31/02            14,474.94           13,836.54
06/30/02            14,567.26           13,905.20
07/31/02            14,662.13           13,971.52
08/31/02            14,745.89           14,024.24
09/30/02            14,851.84           14,082.78
10/31/02            14,756.53           14,016.92
11/30/02            14,784.33           14,048.70
12/31/02            14,918.48           14,150.97
01/31/03            14,943.46           14,181.77
02/28/03            15,048.83           14,254.50
03/31/03            15,056.92           14,245.10
04/30/03            15,093.77           14,276.21
05/31/03            15,214.98           14,358.18
06/30/03            15,220.64           14,371.18
07/31/03            15,086.28           14,311.52
08/31/03            15,134.52           14,344.79
09/30/03            15,292.39           14,438.88
10/31/03            15,284.21           14,430.98
11/30/03            15,328.21           14,452.71
12/31/03            15,361.57           14,472.80
01/31/04            15,407.74           14,512.40
02/29/04            15,508.56           14,567.47
03/31/04            15,468.37           14,550.64

                   [END CHART]

                    DATA FROM 12/30/94 THROUGH 3/31/04.

                 The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category. Graph data begins at the Lipper index's inception on December 30, 1994.

10

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON, CFA]             [PHOTO OF REGINA G. SHAFER, CFA]
CLIFFORD A. GLADSON, CFA                                   REGINA G. SHAFER, CFA
USAA Investment Management Company            USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2003, TO MARCH 31, 2004?

                 Your USAA Short-Term Fund provided a total return of 2.73% versus an average of 2.04% for the 53 funds in the Lipper Short Municipal Debt Funds Average. This compares to a 5.86% return for the Lehman Brothers Municipal Bond Index and a 2.14% return for the Lipper Short Municipal Debt Funds Index. The Fund's tax-exempt distributions over the 12-month period produced a dividend yield of 2.61%, well above the 1.99% average of the Lipper category.

                 REFER TO PAGES 8-9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                            *  *  *  *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                 RATING(TM) OF 4 STARS IN THE MUNICIPAL NATIONAL SHORT-TERM BOND
                    FUND CATEGORY (76 FUNDS IN CATEGORY) AS OF MARCH 31, 2004.
                   THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A
                      WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED
                        WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE)
                                     MORNINGSTAR RATING METRICS.

                 With respect to the municipal national short-term bond funds, the USAA Short-Term Fund received a Morningstar Rating of 4 stars for the three-year period among 76 funds, 3 stars for the five-year period among 65 funds, and 4 stars for the 10-year period among 32 funds, through March 31, 2004. Ratings are based on risk-adjusted returns. In January 2004, Morningstar listed the Fund as one of the "Seven Funds for Disciplined Investing" for being "a low-cost fund that has delivered excellent returns without much risk."

                                   [LOGO OF LIPPER FUND AWARDS]
                                          BEST BOND GROUP
                                             USA 2004

                 USAA won the 2004 Lipper Fund Award for the Best Bond Group in the United States.

                 FOR MORE INFORMATION ON THE "SEVEN FUNDS FOR DISCIPLINED INVESTING," SEE RUSSELL KINNELL'S ARTICLE ON
                 WWW.NEWS.MORNINGSTAR.COM.

                 THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE
                 AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

 [LOGO OF LIPPER LEADER]     [LOGO OF LIPPER LEADER]     [LOGO OF LIPPER LEADER]
     [TOTAL RETURN]            [CONSISTENT RETURN]           [PRESERVATION]

                 The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Preservation of 41 funds, 41 funds, and 3,863 fixed-income funds, respectively, within the Lipper Short Municipal Debt Funds category for the overall period ending March 31, 2004.

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MARCH 31, 2004. THE USAA SHORT-TERM FUND IN LIPPER'S SHORT MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 41 FUNDS, 33 FUNDS, AND 14 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF MARCH 31, 2004. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 3,863 FIXED-INCOME FUNDS, 3,236 FIXED-INCOME FUNDS, AND 1,655 FIXED-INCOME FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE
                 HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

                 LIPPER PERFORMANCE ACHIEVEMENT CERTIFICATES ARE AWARDS TO FUND PORTFOLIOS THAT RANKED FIRST IN THEIR INVESTMENT OBJECTIVE/LIPPER CLASSIFICATION OVER VARIOUS TIME PERIODS. CERTIFICATES ARE AWARDED FOR ALL INVESTMENT OBJECTIVES/LIPPER CLASSIFICATIONS AS WELL AS FOR THE OVERALL FUND UNIVERSE. CERTIFICATES ARE AWARDED FOR THE OPEN-END EQUITY FUNDS, OPEN-END FIXED INCOME FUNDS, CLOSED-END FUNDS, AND VARIABLE UNDERLYING FUNDS UNIVERSES. CERTIFICATES ARE AWARDED ONCE A YEAR AS OF DECEMBER 31ST. CERTIFICATES ARE AWARDED FOR PERFORMANCE OVER A ONE-, FIVE-, 10-, AND 15-YEAR TIME PERIOD FOR OPEN-END EQUITY FUNDS. ALL OTHER UNIVERSES RECEIVE AWARDS OVER THE ONE-, FIVE-, AND 10-YEAR TIME PERIODS. AWARDS ARE BASED UPON CUMULATIVE TOTAL RETURN. A WINNER IS AWARDED IF THERE ARE FIVE OR MORE PORTFOLIOS IN THE INVESTMENT OBJECTIVE/LIPPER CLASSIFICATION FOR THE LENGTH OF THE RELEVANT TIME PERIOD. THE CATEGORY FUND COUNT IS INCLUSIVE OF ALL CLASSES OF SHARES. FOR THE PURPOSE OF COMPARISON, A FUND IS CATEGORIZED AT THE END OF THE TIME PERIOD AND WILL BE COMPARED TO THOSE PEERS IN THE RELEVANT TIME PERIOD. A WINNER IS AWARDED IF THERE ARE NO "SIGNIFICANT EVENTS" THAT ELIMINATE THE FUND FROM THE CATEGORY. A SIGNIFICANT EVENT OCCURS WHEN A FUND HAS BEEN RE-CLASSIFIED DURING THE PERFORMANCE-AWARD TIME PERIOD. (FOR EXAMPLE, A FUND THAT HAD A FUNDAMENTAL CHANGE IN INVESTMENT POLICY THAT CAUSED IT TO SWITCH LIPPER CLASSIFICATIONS DURING THE RELEVANT TIME PERIOD.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The Fund received a Lipper Leader rating for Total Return among 41 funds, 33 funds, and 18 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers. The Fund earned Lipper's Performance Achievement Certificate in 2003, ranking No. 1 out of 34 funds in the Short Municipal Debt Funds category for the five-year period ended December 31, 2003, and No. 1 out of 19 funds for the 10-year period.

WHAT WERE THE MARKET CONDITIONS?

                 The Federal Reserve Board has left rates unchanged since June 2003, when it lowered the federal funds rate (the rate charged to banks for overnight loans) to 1%. The June ease was the 13th since January 2001, for a total of 5.5%. Money market yields remained below 1%.

                 The economy began to respond to the financial stimulus of low short-term financing, reduced tax rates, and deficit spending. While some commodity prices rose, inflation remained under control because producers lacked the power to raise the price of finished goods.

HOW DO YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

                 In a bond fund, the volatility of the share price is usually measured by the degree of interest-rate sensitivity of its portfolio of bonds. When rates fall, the price of a bond rises and, conversely, when interest rates rise, the price of a bond falls.

                 We use variable-rate demand notes (VRDNs) to manage the competing demands of income and price stability. VRDNs possess a demand feature that allows the owner to sell the bonds back to the issuer at par (100% of face value) with a notice of seven days or less. Because they reset daily or weekly, VRDNs react very quickly to changes in short-term interest rates. They also exhibit low price volatility because of the short time between interest-rate adjustments and demand periods. Though rates

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 were volatile, the Fund's share price ended the period at $10.88, just about where it started at $10.87.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

                 We continue to keep the Fund's weighted average maturity at approximately two years. We rely on USAA's team of seasoned credit analysts and diversification; the Fund owns more than 250 issues in an effort to keep credit risk under control. We continue to avoid issues subject to the federal alternative minimum tax.

WHAT IS YOUR OUTLOOK?

                 So long as economic news continues to be mixed, we believe short-term rates are likely to remain volatile. We also believe short-term rates will remain low until there are clear signs of a sustainable economic recovery. When rates do rise, we will utilize the opportunity to produce more tax-exempt income for our shareholders.

                 We appreciate your trust and continue to work hard on your behalf.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA Short-Term Fund's closing
30-day SEC yield of 1.45%, and assuming
marginal federal tax rates of:                  25.00%   28.00%   33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:             1.93%    2.01%    2.16%    2.23%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
--------------------------------------------

Electric Utilities                     20.0%

General Obligation                     10.4%

Hospital                               10.1%

Special Assessment/Tax/Fee              7.3%

Education                               7.1%

Nursing/CCRC                            4.9%

Community Service                       4.6%

Electric/Gas Utility                    3.9%

Appropriated Debt                       3.7%

Escrowed/Prerefunded Bonds              3.6%
--------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-34.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

          PORTFOLIO RATINGS MIX
                 3/31/04

[CHART OF PORTFOLIO RATINGS MIX 3/31/04]

Short-Term Instruments               33%
AAA                                  22%
A                                    16%
BBB                                  16%
AA                                   11%
BB                                    2%

              [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA, A, and BBB account for 0.8%, 1.3%, and 0.7%, respectively, of the Fund's investments and are included in the appropriate categories above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-34.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA SHORT-TERM FUND

                 The Fund completed its fiscal year on March 31, 2004. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2004.

18

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

         USAA SHORT-TERM FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Short-Term Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors whose report dated May 3, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Short-Term Fund as of March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

         San Antonio, Texas
         May 7, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SHORT-TERM FUND
MARCH 31, 2004

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
                 (LIQ)    Enhanced by a bank or nonbank liquidity agreement.
                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM FUND
MARCH 31, 2004

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP      Certificate of Participation
                 CP       Commercial Paper
                 ETM      Escrowed to final maturity
                 GO       General Obligation
                 IDA      Industrial Development Authority/Agency
                 IDB      Industrial Development Board
                 IDRB     Industrial Development Revenue Bond
                 ISD      Independent School District
                 MFH      Multifamily Housing
                 MLO      Municipal Lease Obligation
                 PCRB     Pollution Control Revenue Bond
                 PRE      Prerefunded to a date prior to maturity
                 RB       Revenue Bond
                 TRAN     Tax Revenue Anticipation Note

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (43.9%)

              ALABAMA (0.1%)
$     610     Athens and Limestone County Health Care
                Auth. Hospital Tax Anticipation and RB,
                Series 1998 (INS)                              4.30%       5/01/2004      $     612
    1,000     Prattville Industrial Development PCRB,
                Series 1998                                    4.90        9/01/2008          1,091

              ALASKA (0.6%)
              North Slope Borough GO,
    6,500       Series 1998A (INS)                             4.60(a)     6/30/2008          5,822
    3,750       Series 2003A (INS)                             4.11(a)     6/30/2011          2,910

              ARIZONA (1.2%)
    2,180     Maricopa County Hospital RB, Series 1997         5.35        4/01/2004          2,180
    3,595     Prescott Health Care Facility IDA RB,
                Series 2001                                    4.50       10/17/2006          3,776
   10,000     Transportation Board RB, Series 2002             5.00       12/15/2005         10,636

              CALIFORNIA (2.4%)
   15,500     Antioch Unified School District 2003 TRAN        1.50        7/14/2004         15,518
   10,000     Revenue Anticipation Warrants, 2003 Series A     2.00        6/16/2004         10,020
    6,000     Sacramento Municipal Utility District
                Electric RB, Series 2003R (INS)                5.00        8/15/2012          6,795

              COLORADO (0.3%)
              Denver Health and Hospital Auth. RB,
    1,180       Series 1998A                                   5.13       12/01/2006          1,241
    1,250       Series 1998A                                   5.25       12/01/2007          1,331
    1,250       Series 1998A                                   5.25       12/01/2008          1,332
      175       Series 2001A                                   5.00       12/01/2004            178
      150       Series 2001A                                   5.25       12/01/2006            158
      370       Series 2001A                                   5.25       12/01/2007            394

              CONNECTICUT (0.2%)
              Mashantucket (Western) Pequot Tribe RB,
    1,235       Series 1996A (ETM)(c)                          6.50        9/01/2006          1,379
    1,265       Series 1996A(c)                                6.50        9/01/2006          1,387

              DISTRICT OF COLUMBIA (0.1%)
    1,610     Hospital RB, Series 1996A (ETM)(INS)             5.50        8/15/2004          1,636

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              HAWAII (0.4%)
$   4,720     Honolulu GO, Series 1999C (INS)                  5.00%       7/01/2008      $   5,252

              IDAHO (0.3%)
              Health Facilities Auth. RB,
      810       Series 1998                                    4.65        5/01/2005            832
      860       Series 1998                                    5.38        5/01/2006            915
      950       Series 1998                                    5.38        5/01/2007          1,028
    1,005       Series 1998                                    5.38        5/01/2008          1,099

              ILLINOIS (3.5%)
   20,000     Chicago Board of Education GO,
                Series 1999A (INS)                             4.50(a)    12/01/2009         16,876
    2,515     Chicago Special Assessment Improvement
                Bond, Series 2002                              6.13       12/01/2012          2,540
   16,265     Chicago Water RB, Series 1997 (INS)              5.00(a)    11/01/2005         15,916
              Health Facilities Auth. RB,
      920       Series 2001 (Decatur Memorial Hospital)        4.38       10/01/2006            970
      990       Series 2001 (Decatur Memorial Hospital)        4.50       10/01/2007          1,057
      945       Series 2001A (Edward Hospital) (INS)           4.10        2/15/2006            990
    1,925       Series 2001A (Edward Hospital) (INS)           4.20        2/15/2007          2,047
    2,000       Series 2001A (Edward Hospital) (INS)           4.25        2/15/2008          2,146
    1,195       Series 2001A (Edward Hospital) (INS)           5.00        2/15/2009          1,325
    3,623     Sangamon County RB (MLO)
                (acquired 6/29/1999; cost $3,623)(b)           5.05       12/15/2005          3,708

              INDIANA (0.2%)
    3,000     Health Facility Financing Auth. RB,
                Series 1999A (INS)                             5.00       11/01/2009          3,353

              IOWA (0.6%)
    4,850     Clinton Refunding IDRB, Series 2000              5.80       11/01/2005          5,183
    2,000     Dubuque PCRB, Series 1998                        2.50       11/01/2005          2,015
    1,000     Lansing PCRB, Series 1998                        3.60       11/01/2008          1,008

              LOUISIANA (1.6%)
    3,600     Calcasieu Parish IDB RB, Series 2001             4.80       12/01/2006          3,837
              Jefferson Parish School Board RB,
    3,170       Series 1998 (INS)                              4.80(a)     9/01/2007          2,944
    2,090       Series 1998 (INS)                              4.90(a)     3/01/2008          1,896

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              Plaquemines Port, Harbor, and Terminal
                District RB,
$   5,250       Series 1985B                                   5.00%       9/01/2007      $   5,253
    8,000       Series 1985C                                   5.00        9/01/2007          8,005

              MARYLAND (1.1%)
   13,575     Health and Higher Education Facilities
                Auth. RB (MLO), Series 2003C
                (acquired 3/05/2003; cost $13,575)(b)          5.00        2/01/2013         14,746

              MASSACHUSETTS (2.1%)
              Health and Educational Facilities Auth. RB,
    3,445       Series 1998B (INS)                             5.00        7/01/2006          3,670
    3,645       Series 1998B (INS)                             5.25        7/01/2007          3,970
    1,640       Series 1998B (INS)                             5.25        7/01/2008          1,799
              Port Auth. RB,
    1,540       Series 2003A (INS)                             5.00        7/01/2010          1,736
    1,230       Series 2003A (INS)                             5.00        7/01/2012          1,385
              State GO,
   12,575       Series 2000B (ETM)                             5.50        6/01/2008         14,176
    1,425       Series 2000B                                   5.50        6/01/2008          1,606

              MICHIGAN (0.8%)
              Hospital Finance Auth. RB, Genesys
                Health System Medical Center,
    2,500       Series 1998A (ETM)                             5.50       10/01/2006          2,736
    1,500       Series 1998A (ETM)                             5.50       10/01/2007          1,682
    1,000       Series 1998A (ETM)                             5.50       10/01/2008          1,137
    4,300     Wayne County COP (INS)                           5.63        5/01/2011          4,786

              MINNESOTA (0.5%)
              St. Paul Housing and Redevelopment
                Auth. Hospital RB,
    1,410       Series 1997A                                   5.10       11/01/2004          1,413
    1,485       Series 1997A                                   5.20       11/01/2005          1,489
    1,560       Series 1997A                                   5.30       11/01/2006          1,568
    1,645       Series 1997A                                   5.35       11/01/2007          1,654

              MISSISSIPPI (2.6%)
   13,000     Adams County PCRB, Series 1994A                  5.50       12/01/2005         13,780
    3,790     Hospital Equipment and Facilities Auth. RB,
                Series 2000                                    5.75       12/01/2005          3,811

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              Jones County Hospital RB,
$   1,000       Series 1997                                    5.00%      12/01/2005      $   1,038
    1,050       Series 1997                                    5.00       12/01/2006          1,108
    1,105       Series 1997                                    5.10       12/01/2007          1,180
    1,155       Series 1997                                    5.20       12/01/2008          1,222
   11,930     Lafayette County Hospital RB, Series 1997        5.50        3/01/2009         13,020
      200     Lincoln County Hospital RB,
                Series 1998A (INS)                             5.00        4/01/2004            200

              MISSOURI (0.7%)
    9,000     Kansas City IDA PCRB, Series 2002                4.50        4/01/2006          9,386

              MONTANA (0.0%)(F)
      283     State Lottery Commission (MLO), No. 169
                (acquired 5/09/1999; cost $287)(b)             5.12        4/29/2004            283

              NEBRASKA (0.3%)
              Investment Finance Auth. Hospital RB,
      465       Series 1997 (INS)                              4.90       11/15/2005            491
      440       Series 1997 (INS)                              5.00       11/15/2006            475
      410       Series 1997 (INS)                              5.00       11/15/2007            449
      505       Series 1997 (INS)                              5.05       11/15/2008            552
    2,570     O'Neil IDRB, Series 2001                         4.80        5/01/2009          2,754

              NEW MEXICO (0.3%)
              Jicarilla Apache Nation RB,
      700       Series 2003A(c)                                4.00        9/01/2008            735
    1,500       Series 2003A(c)                                5.00        9/01/2011          1,635
    1,850       Series 2003A(c)                                5.00        9/01/2013          2,000

              NEW YORK (11.0%)
    4,680     Albany IDA RB, Series 2002A                      5.25        7/01/2008          5,037
    7,000     Convention Center Operating Corp. COP            5.25        6/01/2008          6,965
              Dormitory Auth. RB, Community
                Enhancement Facilities,
    1,675       Series 1999B                                   4.00        4/01/2005          1,720
    1,740       Series 1999B                                   4.00        4/01/2006          1,818
    5,000     Dormitory Auth. RB, Good Samaritan
                Hospital, Series 1998A (INS)                   5.50        7/01/2009          5,746
   20,360     Long Island Power Auth. RB,
                Series 2000A (INS)                             5.15(a)     6/01/2006         19,671
      750     Monroe County IDA RB, Series 1999 (INS)          4.75        6/01/2004            754

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
$   3,500     Municipal Bond Bank Agency RB,
                Series 2003C                                   5.25%      12/01/2009      $   3,950
   10,000     Nassau County Interim Finance Auth.
                Refunding Bonds, Series 2003B (INS)            4.00       11/15/2008         10,754
              New York City GO,
    4,900       Series 1998F                                   5.50        8/01/2006          5,320
    6,420       Series 1998F                                   5.50        8/01/2007          7,094
    5,815       Series 1999F                                   4.88        8/01/2010          6,312
    3,000       Series 1999H                                   5.00        3/15/2008          3,282
    3,750       Series 2001A                                   5.00        5/15/2007          4,070
    3,940       Series 2001A                                   5.00        5/15/2008          4,319
    5,000       Series 2003E                                   5.25        8/01/2012          5,566
   10,000       Series 2004I(d)                                5.00        8/01/2011         10,977
              New York City Transitional Finance Auth. RB,
    2,150       Series 1999A (ETM)                             5.00        8/15/2008          2,403
    7,850       Series 1999A                                   5.00        8/15/2008          8,776
    2,000     Thruway Auth. Highway and Bridge
                Service Contract Bonds, Series 2003A           5.00        3/15/2010          2,226
              Thruway Auth. Highway and Bridge Trust
                Fund Bonds,
   10,000       Series 1999B (INS)(e)                          5.00        4/01/2008         11,085
    7,650       Series 2000B (INS)                             5.50        4/01/2008          8,622
    9,500     Tobacco Settlement Financing Corp. RB,
                Series 2003A-1                                 5.00        6/01/2010         10,469
    2,015     Ulster County IDA RB, Series 1999 (LOC)          5.20       11/15/2009          2,211

              OHIO (0.3%)
              Franklin County Health Care Facilities RB,
      500       Series 1997                                    5.00        7/01/2004            504
    1,425       Series 1997                                    5.00        7/01/2005          1,464
    1,000       Series 1997                                    5.10        7/01/2006          1,044
      475       Series 1997                                    5.15        7/01/2007            501
      600       Series 1997                                    5.25        7/01/2008            637

              OKLAHOMA (0.7%)
              Holdenville Industrial Auth. RB,
    1,380       Series 1995 (ETM)                              6.15        7/01/2004          1,397
      510       Series 1995 (ETM)                              6.35        7/01/2006            564
    6,000     State GO, Series 2003A (INS)                     5.00        7/15/2010          6,805

              PENNSYLVANIA (0.6%)
    4,400     East Hempfield Township IDA RB, Series 1985      5.25       12/01/2005          4,526
    3,990     Hampden IDA RB, Series 1999                      4.70        1/01/2007          4,270

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              PUERTO RICO (0.4%)
$   5,000     Electric Power Auth. RB, Series 1997AA           5.00%       7/01/2004      $   5,048

              SOUTH DAKOTA (0.1%)
    2,000     Sioux Falls Health Care Facilities RB,
                Series 2001                                    4.50       10/01/2006          2,112

              TENNESSEE (0.2%)
    2,255     Springfield Hospital RB, Series 1998             4.90        8/01/2008          2,349

              TEXAS (9.1%)
    2,840     Affordable Housing Corp. RB,
                Series 2002A (INS)                             4.05        9/01/2007          3,013
    3,235     Austin Higher Education Auth. RB,
                Series 1998                                    4.80        8/01/2009          3,436
              Bexar County Limited Tax GO,
    1,800       Series 1999                                    4.35(a)     6/15/2006          1,729
    3,355       Series 1999                                    4.45(a)     6/15/2007          3,124
   15,000     Bexar Metropolitan Water District CP (LOC)       1.04        5/05/2004         15,000
              Duncanville ISD GO,
    2,095       Series 2001A (NBGA)                            4.31(a)     2/15/2007          1,973
    2,095       Series 2001A (NBGA)                            4.42(a)     2/15/2008          1,900
   13,100     Gulf Coast Waste Disposal Auth. RB,
                Series 2001                                    4.20       11/01/2006         13,714
      750     Harlandale ISD School Refunding Bonds,
                Series 2000 (NBGA)                             5.10(a)     8/15/2008            670
              Harrison County Health Facilities
                Development Corp. RB,
    1,010       Series 1998 (INS)                              4.80        1/01/2006          1,059
    1,055       Series 1998 (INS)                              4.80        1/01/2007          1,123
    1,110       Series 1998 (INS)                              4.90        1/01/2008          1,195
    3,000     Houston ISD GO, Series 1999A (NBGA)              4.55(a)     2/15/2009          2,610
              Houston ISD Public Facility Corp. RB (MLO),
    3,885       Series 1998A (INS)                             4.85(a)     9/15/2007          3,596
    3,885       Series 1998A (INS)                             4.90(a)     9/15/2008          3,457
    4,805       Series 1998B (INS)                             4.85(a)     9/15/2007          4,448
    5,260       Series 1998B (INS)                             4.90(a)     9/15/2008          4,681
    3,495     Lewisville RB, Series 1998 (INS)                 5.00        9/01/2010          3,813
    8,150     Plano ISD GO, Series 2001 (NBGA)                 4.42(a)     2/15/2008          7,391
   20,000     Public Finance Auth. RB, Series 2003A (INS)      5.00       12/15/2008         22,361

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
$  15,000     Turnpike Auth. RB, Series 2002(e)                5.00%       6/01/2008      $  16,609
              Wylie ISD GO,
    1,580       Series 2001 (ETM)(NBGA)                        4.29(a)     8/15/2007          1,473
      800       Series 2001 (NBGA)                             4.29(a)     8/15/2007            742
      710       Series 2001 (ETM)(NBGA)                        4.40(a)     8/15/2008            637
      675       Series 2001 (NBGA)                             4.40(a)     8/15/2008            602
    1,225       Series 2001 (ETM)(NBGA)                        4.50(a)     8/15/2009          1,052
    2,155       Series 2001 (NBGA)                             4.50(a)     8/15/2009          1,840

              U.S. VIRGIN ISLANDS (0.2%)
    2,770     Public Finance Auth. RB, Series 2003A            4.00       10/01/2007          2,901

              VIRGINIA (0.7%)
    3,000     Chesterfield County IDA PCRB,
                Series 1987C                                   4.95       12/01/2007          3,146
              Halifax County IDA Hospital RB,
    1,100       Series 1998                                    4.50        9/01/2005          1,125
      600       Series 1998                                    4.65        9/01/2007            613
      500       Series 1998                                    4.75        9/01/2008            511
              Newport News IDA IDRB,
    1,650       Series 2000                                    5.50        9/01/2006          1,806
    2,000       Series 2000                                    5.50        9/01/2008          2,275

              WISCONSIN (0.6%)
              Health and Educational Facilities Auth. RB,
      410       Series 1997                                    5.10       12/15/2005            414
      430       Series 1997                                    5.20       12/15/2006            433
      455       Series 1997                                    5.25       12/15/2007            458
      475       Series 1997                                    5.30       12/15/2008            477
    6,885     Kenosha GO, Series 1998B (INS)                   4.50(a)    10/15/2008          6,107
                                                                                          ---------
              Total fixed-rate instruments (cost: $568,549)                                 596,145
                                                                                          ---------

              PUT BONDS (32.4%)
              ARIZONA (2.1%)
              Maricopa County PCRB,
    6,000       Series 1994D                                   1.88        5/01/2029          6,002
    6,000       Series 1994E                                   1.88        5/01/2029          6,003
    6,630       Series 1994F                                   1.75        5/01/2029          6,633
   10,000       Series 2000B                                   2.90        6/01/2035          9,913

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              CALIFORNIA (3.1%)
$   6,380     Fresno MFH RB, Series 1997A                      4.88%       1/01/2028      $   6,673
              Pollution Control Financing Auth. RB,
   11,000       Series 1985A                                   2.00        3/01/2008         10,956
    8,000       Series 1986D                                   2.00        2/28/2008          7,968
              Statewide Communities
                Development Auth. RB,
    5,000       Series 1999F                                   5.30        6/01/2029          5,316
    7,000       Series 2002D                                   4.35       11/01/2036          7,371
    3,345     Woodland MFH RB, Series 1994A                    6.05       12/01/2024          3,356

              COLORADO (0.7%)
   10,000     Regional Transportation District COP (MLO),
                Series 2002A (INS)                             2.30       12/01/2022         10,095

              FLORIDA (1.0%)
    8,415     Miami Beach Health Facilities Auth. RB,
                Series 2001B                                   5.50       11/15/2035          8,427
    3,000     Miami-Dade County School Board COP,
                Series 2003A (INS)                             5.00        8/01/2027          3,317
    2,500     Univ. Athletic Association, Inc. RB,
                Series 2001 (LOC)                              2.80       10/01/2031          2,531

              GEORGIA (0.8%)
   10,000     Municipal Electric Auth. Subordinated Bonds,
                Series 2003B (INS)                             5.00        1/01/2026         11,033

              ILLINOIS (0.9%)
   12,000     Educational Facilities Auth. RB,
                Series 2000A                                   3.65        3/01/2034         12,129

              INDIANA (1.8%)
   10,000     Development Finance Auth. PCRB,
                Series 1998A                                   4.75        3/01/2025         10,458
              Rockport PCRB,
    7,500       Series 2002A                                   4.90        6/01/2025          7,829
    6,000       Series 2003C                                   2.63        4/01/2025          6,030

              IOWA (0.6%)
    8,500     Chillicothe PCRB, Series 1998                    3.60       11/01/2023          8,573

              KANSAS (0.7%)
   10,000     Burlington Environmental Improvement RB,
                Series 1998C                                   2.25       10/01/2017         10,007

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              KENTUCKY (0.8%)
$  10,000     Jefferson County RB, Series 1992A                1.10%       9/01/2017      $  10,000
    1,400     Trimble County PCRB, Series 1992A                1.15        9/01/2017          1,400

              LOUISIANA (0.4%)
    5,000     Offshore Terminal Auth. RB, Series 2001          2.15       10/01/2021          5,026

              MASSACHUSETTS (0.8%)
   10,150     Health and Educational Facilities Auth. RB,
                Series A (LOC)                                 4.50       10/01/2026         10,604

              MICHIGAN (1.4%)
              Hospital Finance Auth. RB,
    5,000       Series 1999A                                   5.30       11/15/2033          5,443
    5,000       Series 1999A                                   5.20       11/15/2033          5,307
    6,980     New Center Development, Inc. COP (MLO),
                Series 2004A (INS)                             5.00        9/01/2031          7,781

              NEW MEXICO (1.2%)
   16,000     Farmington PCRB, Series 2003B(d)                 2.10        4/01/2033         16,000

              NEW YORK (1.4%)
    9,400     Brookhaven IDA RB, Series 2001                   4.38       11/01/2031          9,698
    8,000     Urban Development Corp. RB, Series 2003A         5.25        1/01/2021          8,888

              OHIO (2.7%)
    2,015     Allen County Economic Development RB,
                Series 1998 (LOC)                              3.00        4/15/2018          2,059
    5,000     Mahoning County Healthcare Facilities RB,
                Series 2002 (LOC)                              4.00        4/01/2022          5,086
              Water Development Auth. PCRB,
    4,000       Series 1998A                                   3.40       10/01/2030          4,027
   10,000       Series 1999A                                   2.25        6/01/2033          9,902
    7,500       Series 1999B                                   4.50        9/01/2033          7,658
    7,500     Water Development Auth. RB, Series 1986B         2.00       11/01/2015          7,538

              OKLAHOMA (1.1%)
   15,000     Development Finance Auth. PCRB, Series 1999      4.88        6/01/2014         15,053

              PENNSYLVANIA (0.7%)
    5,000     Beaver County IDA PCRB, Series 1999A             4.65        6/01/2033          5,019
    5,100     Derry Township Industrial and Commercial
                Development Auth. RB, Series 2000A (LOC)       4.88       11/01/2030          5,279

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              RHODE ISLAND (0.2%)
$   2,405     Health and Educational Building Corp. RB,
                Series 2003B (LOC)                             2.55%       9/15/2033      $   2,422

              SOUTH DAKOTA (0.6%)
    7,450     Rapid City Health Facility RB, Series 2001       4.50       11/01/2021          7,860

              TEXAS (6.0%)
              Brazos River Harbor Navigation RB,
    8,500       Series 1991A                                   1.10       10/01/2011          8,500
   15,000       Series 2002B-2                                 4.75        5/15/2033         16,086
    1,275     Denton ISD Bonds GO, Series 2000 (NBGA)          3.45        8/01/2030          1,285
              Lewisville RB,
    7,585       Series 1996 (PRE)(LOC)                         5.00        5/01/2021          8,031
    3,000       Series 2001 (LOC)                              4.13        5/01/2031          3,149
   12,200     Matagorda County PCRB, Series 1999               2.15        5/01/2030         12,202
              Port Development Corp. RB,
   15,100       Series 1985A (LOC)                             1.40       12/01/2005         15,100
    4,400       Series 1985B (LOC)                             1.40       12/01/2005          4,400
              Red River Education Finance Corp. RB,
   10,000       Series 2001                                    2.75        3/01/2031          9,916
    2,500       Series 2004 (LOC)                              2.10       12/01/2034          2,474

              VIRGINIA (2.3%)
   10,000     Henrico County Economic Development
                Auth. RB, Series 2000 (PRE)(e)                 5.75       11/15/2030         10,292
              Louisa IDA PCRB,
    4,000       Series 1984                                    1.10       12/01/2008          4,000
    4,000       Series 1984                                    1.10       12/01/2008          4,000
    3,750     Peninsula Ports Auth. Coal Terminal RB,
                Series 2003                                    3.30       10/01/2033          3,801
    9,800     Prince William County IDA RB, Series 1986        1.15        8/01/2016          9,800

              WYOMING (1.1%)
   15,000     Lincoln County PCRB, Series 1991                 3.40        1/01/2016         15,073
                                                                                          ---------
              Total put bonds (cost: $433,961)                                              440,779
                                                                                          ---------
              VARIABLE-RATE DEMAND NOTES (26.4%)

              ALASKA (0.2%)
    3,000     Valdez Marine Terminal RB, Series 2003A          1.12        6/01/2037          3,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              ARKANSAS (0.4%)
$   5,175     Texarkana IDRB, Series 1991                      2.28%       3/01/2021      $   5,175

              CALIFORNIA (1.8%)
              Irvine Public Facilities and
                Infrastructure Auth. RB (MLO),
   18,555       Series 1985 (LOC)                              1.10       11/01/2010         18,555
    3,240       Series 1987 (LOC)                              1.10       11/01/2010          3,240
    3,000     Orange County Improvement Bonds,
                District 01-1, Series 2003A (LOC)              1.10        9/02/2033          3,000

              COLORADO (2.1%)
              Colorado Springs RB,
    2,000       Series 2003 (LOC)                              1.02        3/15/2023          2,000
    7,100       Series 2003                                    1.05        6/01/2023          7,100
    8,250     Denver City and County MFH RB,
                Series 1989 (LOC)                              1.15       12/15/2014          8,250
    8,380     Palomino Park Public Improvements Corp. RB,
                Series 1995 (LOC)                              1.90       12/01/2035          8,380
    2,100     Postsecondary Educational Facilities Auth. RB,
                Series 1996 (LOC)                              1.12        6/01/2011          2,100

              CONNECTICUT (0.0%)(f)
      595     Development Auth. IDRB, Series 1984 (LOC)        2.70       12/01/2004            595

              DELAWARE (1.2%)
    6,600     Economic Development Auth. IDA RB,
                Series 1984                                    1.25       12/01/2014          6,600
   10,000     Economic Development Auth. RB,
                Series 1999A                                   1.55        7/01/2024         10,000

              FLORIDA (1.3%)
    8,565     Housing Finance Agency MFH RB,
                Series 1991E (LOC)                             1.14       10/01/2005          8,565
              Lee Memorial Health System Hospital RB,
    2,700       Series 1995A                                   1.14        4/01/2025          2,700
    4,200       Series 1997B                                   1.14        4/01/2027          4,200
    2,250     Sarasota County Public Hospital Board RB,
                Series 2003A                                   1.15        7/01/2037          2,250

              IDAHO (0.7%)
   10,000     American Falls Reservoir District RB,
                Series 2000                                    2.45        2/01/2025         10,000

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              ILLINOIS (2.1%)
$  12,700     Development Finance Auth. PCRB,
                Series 1985 (LOC)                              1.25%      12/01/2008      $  12,700
    7,150     Educational Facilities Auth. RB,
                Series 2001 (LOC)                              1.14       10/01/2031          7,150
    2,700     Health Facilities Auth. RB, Series 2003 (LOC)    1.17       10/01/2022          2,700
    6,180     Naperville IDRB, Series 1992                     1.45       12/01/2012          6,180
      400     West Frankfort Commercial
                Redevelopment RB                               3.10        4/01/2007            400

              INDIANA (0.4%)
    1,995     Huntington Economic Development RB,
                Series 1998 (LOC)                              1.12       12/01/2025          1,995
    2,800     St. Joseph County Economic Development RB,
                Series 2002 (LOC)                              1.12        6/01/2022          2,800

              IOWA (1.9%)
              Chillicothe PCRB,
    5,300       Series 1991                                    2.30       11/01/2010          5,300
    2,400       Series 1992A                                   2.30        3/01/2010          2,400
      600     Finance Auth. Museum Facilities RB,
                Series 2001 (LOC)                              1.02        5/01/2012            600
              Finance Auth. RB,
    3,985       Series 1999 (LOC)                              1.12        2/01/2019          3,985
    8,100       Series 2003 (LOC)                              1.17        6/01/2033          8,100
    5,385     Storm Lake Higher Education Facilities RB,
                Series 2000 (LIQ)                              1.17       11/01/2015          5,385

              KENTUCKY (0.2%)
    1,975     Middletown RB, Series 1999 (LOC)                 1.20        7/01/2012          1,975

              LOUISIANA (2.3%)
    1,100     Caddo Parish IDB RB, Series 1992                 1.45        5/01/2004          1,100
    3,300     Public Facilities Auth. MFH RB,
                Series 1991 (NBGA)                             1.25        7/01/2007          3,300
              Public Facilities Auth. RB,
   15,000       Series 1999 (LOC)                              1.07        9/01/2028         15,000
    4,000       Series 2004 (LOC)                              1.13        9/01/2034          4,000
    7,800     West Baton Rouge Parish Industrial
                District No. 3 RB, Series 1994B                1.22       12/01/2016          7,800

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              MICHIGAN (0.5%)
$   7,300     Job Development Auth. PCRB,
                Series 1985 (LOC)                              3.47%      10/01/2008      $   7,300

              MINNESOTA (0.3%)
    4,450     St. Paul Housing and Redevelopment Auth. RB,
                Series 2001 (LOC)                              1.02        2/01/2026          4,450

              MISSOURI (1.5%)
    5,845     Branson Creek Community Improvement
                District Special Assessment Bonds,
                Series 2002 (LOC)                              1.35        3/01/2022          5,845
              Health and Educational Facilities Auth. RB,
   10,000       Series 1999A (LOC)                             1.17        8/15/2024         10,000
    1,700       Series 2002 (LOC)                              1.17       11/01/2027          1,700
    2,600     St. Louis Port Auth. IDRB, Series 1989 (LOC)     1.37        6/01/2006          2,600

              NEW MEXICO (1.7%)
   22,865     Albuquerque Educational Facilities RB,
                Series 2002 (LOC)                              1.10       10/15/2016         22,865

              NEW YORK (0.2%)
      600     Dormitory Auth. RB, Series 1993 (LOC)            1.11        7/01/2023            600
    2,585     Oswego County IDA RB, Series 2003 (LOC)          1.07        1/01/2024          2,585

              NORTH CAROLINA (0.1%)
    1,040     Medical Care Commission RB,
                Series 1996 (LIQ)(INS)                         1.25       11/15/2009          1,040

              OHIO (1.9%)
              Air Quality Development Auth. RB,
    8,000       Series 1995A                                   1.20        9/01/2030          8,000
    9,700       Series 1995B                                   1.23        9/01/2030          9,700
    8,000     Marion County RB, Series 2002 (LOC)              1.52        9/01/2024          8,000

              PENNSYLVANIA (1.9%)
    9,100     Berks County IDA RB, Series 1982 (NBGA)          2.00        7/01/2016          9,100
   15,850     Montgomery County IDA RB,
                Series 2002 (LIQ)(INS)                         1.25       11/15/2029         15,850

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              TENNESSEE (0.2%)
$   3,500     Hamilton County IDRB, Series 1985 (LOC)          3.73%      11/01/2005     $    3,500

              TEXAS (0.6%)
    8,730     Austin Higher Education Auth. RB,
                Series 2000 (LOC)                              1.12        4/01/2025          8,730

              VIRGINIA (1.2%)
    3,000     Clarke County IDA RB, Series 2000 (LOC)          1.01       12/01/2020          3,000
    4,500     Lynchburg IDA Hospital RB,
                Series 1985G (LIQ)(INS)                        1.04       12/01/2025          4,500
    7,900     Peninsula Ports Auth. Coal Terminal RB,
                Series 1987D (LOC)                             1.12        7/01/2016          7,900
      600     Richmond IDA RB, Series 2002 (LOC)               1.05        7/01/2022            600

              WISCONSIN (0.5%)
    6,800     Sheboygan PCRB, Series 1984                      1.21        8/01/2014          6,800

              WYOMING (1.2%)
   12,485     Converse County PCRB, Series 1992                1.34        7/01/2006         12,485
    3,200     Sweetwater County PCRB, Series 1992A             1.34        4/01/2005          3,200
                                                                                         ----------
              Total variable-rate demand notes (cost: $358,930)                             358,930
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $1,361,440)                                       $1,395,854
                                                                                         ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM FUND
MARCH 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Security that has been deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at March 31, 2004, was $18,737,000, which represented 1.4% of the Fund's net assets.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (d) At March 31, 2004, the cost of securities purchased on a delayed-delivery basis was $27,189,000, which included when-issued securities of $11,189,000.

         (e) At March 31, 2004, portions of these securities were segregated to cover delayed-delivery purchases.

         (f) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2004

ASSETS
   Investments in securities, at market value (identified cost of $1,361,440)  $1,395,854
   Cash                                                                               677
   Receivables:
      Capital shares sold                                                             398
      USAA Transfer Agency Company                                                      3
      Interest                                                                     10,768
      Securities sold                                                               5,876
                                                                               ----------
         Total assets                                                           1,413,576
                                                                               ----------
LIABILITIES

   Payables:
      Securities purchased (when-issued of $11,189)                                52,279
      Capital shares redeemed                                                       1,740
      Dividends on capital shares                                                     498
   Accrued management fees                                                            426
   Accrued transfer agent's fees                                                        5
   Other accrued expenses and payables                                                 68
                                                                               ----------
         Total liabilities                                                         55,016
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,358,560
                                                                               ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                             $1,324,595
   Accumulated net realized loss on investments                                      (449)
   Net unrealized appreciation of investments                                      34,414
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,358,560
                                                                               ==========
   Capital shares outstanding                                                     124,836
                                                                               ==========
   Authorized shares of $.01 par value                                            190,000
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $    10.88
                                                                               ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM FUND
YEAR ENDED MARCH 31, 2004

INVESTMENT INCOME

   Interest income                                                       $42,345
                                                                         -------
EXPENSES

   Management fees                                                         4,341
   Administrative and servicing fees                                       2,007
   Transfer agent's fees                                                     545
   Custody and accounting fees                                               292
   Postage                                                                    61
   Shareholder reporting fees                                                 75
   Directors' fees                                                             7
   Registration fees                                                         113
   Professional fees                                                          78
   Other                                                                      25
                                                                         -------
      Total expenses                                                       7,544
   Expenses paid indirectly                                                   (6)
                                                                         -------
      Net expenses                                                         7,538
                                                                         -------
NET INVESTMENT INCOME                                                     34,807
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss                                                         (61)
   Change in net unrealized appreciation/depreciation                      2,010
                                                                         -------
      Net realized and unrealized gain                                     1,949
                                                                         -------
   Increase in net assets resulting from operations                      $36,756
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T S
====================------------------------------------------------------------
                     of CHANGES in NET ASSETS
                     (in thousands)

USAA SHORT-TERM FUND
YEARS ENDED MARCH 31,

                                                                      2004            2003
                                                                --------------------------
FROM OPERATIONS

   Net investment income                                        $   34,807     $    39,340
   Net realized gain (loss) on investments                             (61)            406
   Change in net unrealized appreciation/depreciation
      of investments                                                 2,010          23,017
                                                                --------------------------
      Increase in net assets resulting from operations              36,756          62,763
                                                                --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                           (34,807)        (39,340)
                                                                --------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                       501,362         416,293
   Dividend reinvestments                                           28,378          32,744
   Cost of shares redeemed                                        (427,384)       (365,496)
                                                                --------------------------
      Increase in net assets from
         capital share transactions                                102,356          83,541
                                                                --------------------------
   Net increase in net assets                                      104,305         106,964

NET ASSETS

   Beginning of period                                           1,254,255       1,147,291
                                                                --------------------------
   End of period                                                $1,358,560      $1,254,255
                                                                ==========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                      46,109          38,548
   Shares issued for dividends reinvested                            2,610           3,028
   Shares redeemed                                                 (39,304)        (33,839)
                                                                --------------------------
      Increase in shares outstanding                                 9,415           7,737
                                                                ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM FUND
MARCH 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Short-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing service
                    (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2004

                    an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS
                 - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2004, net outstanding delayed-delivery commitments for the Fund were $27,189,000, which included when-issued securities of $11,189,000.

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2004

                 are used to reduce the Fund's expenses. For the year ended March 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $6,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2004

         availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended March 31, 2004, the Fund paid CAPCO facility fees of $4,000. The Fund had no borrowings under either of these agreements during the year ended March 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss on investments by $518,000. This reclassification has no effect on net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2004

         The tax character of distributions paid during the years ended March 31, 2004, and 2003, was as follows:

                                                          2004          2003
                                                      --------------------------
         Tax-exempt income                            $34,807,000    $39,340,000

         As of March 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed net investment income                        $   498,000
         Accumulated capital and other losses                          (449,000)
         Unrealized appreciation                                     34,414,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2004, the Fund had a current post-October deferred capital loss of $6,000 and capital loss carryovers of $443,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2005 and 2012. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2004, were $334,779,000 and $188,233,000, respectively.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2004

         As of March 31, 2004, the cost of securities, for federal income tax purposes, was $1,361,440,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2004, for federal income tax purposes, were $35,372,000 and $958,000, respectively, resulting in net unrealized appreciation of $34,414,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2004

                 of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended March 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $4,341,000, which included a performance adjustment of $595,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $2,007,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $545,000. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $3,000 at March 31, 2004.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2004

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                       NET REALIZED
                                                        COST TO         GAIN (LOSS)
       SELLER                      PURCHASER           PURCHASER         TO SELLER
------------------------------------------------------------------------------------
USAA Short-Term Fund          USAA New York Money     $   776,000       $     2,000
                                Market Fund
USAA Intermediate-Term        USAA Short-Term Fund     15,516,000         1,556,000
  Fund
USAA California Money         USAA Short-Term Fund     15,520,000            (3,000)
  Market Fund

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND
MARCH 31, 2004

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED MARCH 31,
                                                 --------------------------------------------------------------------
                                                       2004           2003           2002            2001        2000
                                                 --------------------------------------------------------------------
Net asset value at beginning of period           $    10.87     $    10.65     $    10.69      $    10.46    $  10.72
                                                 --------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                .28            .35            .42             .48         .47
   Net realized and unrealized gain (loss)              .01            .22           (.04)            .23        (.26)
                                                 --------------------------------------------------------------------
Total from investment operations                        .29            .57            .38             .71         .21
                                                 --------------------------------------------------------------------
Less distributions:
   From net investment income                          (.28)          (.35)          (.42)           (.48)       (.47)
                                                 --------------------------------------------------------------------
Net asset value at end of period                 $    10.88     $    10.87     $    10.65      $    10.69    $  10.46
                                                 ====================================================================
Total return (%)*                                      2.73           5.44           3.60            7.00        2.05
Net assets at end of period (000)                $1,358,560     $1,254,255     $1,147,291      $1,024,143    $967,620
Ratio of expenses to
   average net assets (%)**                             .56(a)         .54(a)         .48(a)          .38         .38
Ratio of net investment
   income to average net assets (%)**                  2.60           3.25           3.90            4.60        4.48
Portfolio turnover (%)                                22.13          14.14          20.67           19.43       18.88

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended March 31, 2004, average net assets were $1,338,123,000.
(a) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                          -           (.01%)         (.02%)           N/A         N/A

48

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of March 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS (2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company
                 (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

                 CHRISTOPHER W. CLAUS (2,4)
                 Director, President, and Vice Chairman of the Board of
                   Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3, 4, 5, 6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D. (3, 4, 5, 6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3, 4, 5, 6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D. (3, 4, 5, 6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2, 3, 4, 5, 6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2)  MEMBER OF EXECUTIVE COMMITTEE

                 (3)  MEMBER OF AUDIT COMMITTEE

                 (4)  MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5)  MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430,
                      SAN ANTONIO, TX 78265-9430.

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, USAA Shareholder Account Services, FAI, and FPS.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

54

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                                                                              55

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56

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                                                                              57

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58

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                                                                              59

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

60

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank & Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40856-0504                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal year ended March 31, 2004 and 2003 were $175,500 and $169,100, respectively.

(b) AUDIT RELATED FEE. No such fees were billed by Ernst & Young LLP for 2004 or 2003.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of the Registrant's federal, state and city income tax returns and excise tax calculations for fiscal years ended March 31, 2004 and 2003 were $34,800 and $33,600, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2004 or 2003.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for 2004 and 2003 were $50,300 and $70,600, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2002 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    06-02-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    06-04-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    06-03-04
         ------------------------------


*Print the name and title of each signing officer under his or her signature.